EQUITY INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
EQUITY INVESTMENTS
Schedule of equity investments and summarized financial information for equity investees

	Ownership	Equity Earnings (b)		Equity Investments (b)
	Interest at	Three months
(unaudited)	March 31,	ended March 31,		March 31,	December 31,
(millions of dollars)	2017	2017	2016	2017	2016

Northern Border(a)	50%	19	18	441	444
Great Lakes	46.45%	17	15	489	474

		36	33	930	918

(a)

Equity earnings from Northern Border is net of the 12-year amortization of a $10 million transaction fee paid to the operator of Northern Border at the time of the Partnership’s acquisition of additional 20 percent interest in April 2006.

(b)	Recast to eliminate equity earnings from PNGTS and consolidate PNGTS for all periods presented (Refer to Note 2).

	Ownership Interest at	Equity Earnings (b)			Equity Investments
	December 31,	Year ended December 31			December 31
(millions of dollars)	2016	2016(d)	2015	2014	2016 (d)	2015
Northern Border (a)	50.00%	69	66	69	444	480
Great Lakes	46.45%	28	31	19	474	485	(c)

		97	97	88	918	965

(a)

Equity earnings from Northern Border is net of the 12-year amortization of a $10 million transaction fee paid to the operator of Northern Border at the time of the Partnership’s acquisition of an additional 20 percent in April 2006.

(b)

Equity Earnings represents our share in investee’s earnings and does not include any impairment charge on the equity method investment recorded as a reduction of carrying value of these investments. Accordingly, no impairment charge was recorded by the Partnership on its equity investees for all the periods presented here except the impairment recognized in 2015 on our investment in Great Lakes as discussed below.

(c)	During the fourth quarter of 2015, we recognized an impairment charge on our investment in Great Lakes amounting to $199 million. See discussion below.
(d)	Recast to eliminate equity earnings from PNGTS and consolidate PNGTS for all periods presented (Refer to Note 2).

Northern Border
EQUITY INVESTMENTS
Schedule of equity investments and summarized financial information for equity investees

(unaudited)
(millions of dollars)	March 31, 2017	December 31, 2016

ASSETS
Cash and cash equivalents	18	14
Other current assets	36	36
Plant, property and equipment, net	1,085	1,089
Other assets	15	14

	1,154	1,153

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities	44	38
Deferred credits and other	29	28
Long-term debt, including current maturities, net	430	430
Partners’ equity
Partners’ capital	653	659
Accumulated other comprehensive loss	(2)	(2)

	1,154	1,153

	Three months ended
(unaudited)	March 31,
(millions of dollars)	2017	2016

Transmission revenues	74	74
Operating expenses	(17)	(16)
Depreciation	(15)	(15)
Financial charges and other	(4)	(6)

Net income	38	37

December 31 (millions of dollars)	2016	2015

Assets
Cash and cash equivalents	14	27
Other current assets	36	33
Plant, property and equipment, net	1,089	1,124
Other assets (a)	14	16

	1,153	1,200

Liabilities and Partners’ Equity
Current liabilities	38	39
Deferred credits and other	28	26
Long-term debt, net (a), (b)	430	409
Partners’ equity
Partners’ capital	659	728
Accumulated other comprehensive loss	(2)	(2)

	1,153	1,200

(a)

As a result of the application of ASU No. 2015-03 and similar to the presentation of debt discounts, debt issuance costs of $2 million at December 31, 2015 previously reported as other assets in the balance sheet were reclassified as an offset against their respective debt liabilities.

(b)

Includes current maturities of $100 million senior notes at December 31, 2015. During August 2016, the $100 million senior notes were refinanced with a draw on Northern Border’s $200 million revolving credit agreement that expires in 2020.

Year ended December 31 (millions of dollars)	2016	2015	2014

Transmission revenues	292	286	293
Operating expenses	(72)	(70)	(72)
Depreciation	(59)	(60)	(59)
Financial charges and other	(21)	(22)	(22)

Net income	140	134	140

Great Lakes
EQUITY INVESTMENTS
Schedule of equity investments and summarized financial information for equity investees

(unaudited)
(millions of dollars)	March 31, 2017	December 31, 2016

ASSETS
Current assets	86	66
Plant, property and equipment, net	708	714

	794	780

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities	31	40
Long-term debt, including current maturities, net	269	278
Partners’ equity	494	462

	794	780

	Three months ended
(unaudited)	March 31,
(millions of dollars)	2017	2016

Transmission revenues	63	61
Operating expenses	(14)	(15)
Depreciation	(7)	(7)
Financial charges and other	(5)	(6)

Net income	37	33

December 31 (millions of dollars)	2016	2015

Assets
Current assets	66	86
Plant, property and equipment, net	714	727

	780	813

Liabilities and Partners’ Equity
Current liabilities	40	31
Long-term debt, net (a),(b)	278	297
Partners’ equity	462	485

	780	813

(a)	The application of ASU No. 2015-03 did not have a material effect on Great Lakes’ financial statements.
(b)	Includes current maturities of $19 million as of December 31, 2016 (December 31, 2015 - $19 million).

Year ended December 31 (millions of dollars)	2016	2015	2014

Transmission revenues	179	177	146
Operating expenses	(69)	(59)	(53)
Depreciation	(28)	(28)	(28)
Financial charges and other	(21)	(23)	(25)

Net income	61	67	40